UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21600

DWS Global Commodities Stock Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period:03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Global Commodities Stock Fund, Inc.

	Shares	Value ($)

Common Stocks 74.8%
Argentina 0.8%
Tenaris SA (ADR) (Cost $2,363,681)	64,900	3,235,265
Australia 3.1%
BHP Billiton Ltd.	269,000	8,838,093
Rio Tinto Ltd.	30,398	3,399,361

(Cost $6,403,607)		12,237,454
Bermuda 2.0%
Aquarius Platinum Ltd.(a)	135,568	2,103,135
Aquarius Platinum Ltd.(a)	180,214	2,665,887
Nabors Industries Ltd.*	94,400	3,187,888

(Cost $6,584,887)		7,956,910

Brazil 0.7%
Companhia Vale do Rio Doce (ADR) (Cost $2,436,289)	74,000	2,563,360
Canada 9.7%
Agrium, Inc.	85,400	5,304,792
Enbridge, Inc.	143,600	5,921,952
EnCana Corp.	88,200	6,719,509
Kinross Gold Corp.	203,000	4,528,910
Potash Corp. of Saskatchewan, Inc.	34,000	5,283,258
Suncor Energy, Inc.	77,964	7,535,448
Trican Well Service Ltd.	75,500	1,580,686
Uranium Participation Corp.*	158,500	1,474,670

(Cost $27,169,901)		38,349,225
China 0.4%
Yingli Green Energy Holding Co., Ltd. (ADR)* (Cost $2,366,036)	95,600	1,634,760
Finland 0.9%
Stora Enso Oyj "R" (Cost $5,254,802)	309,600	3,576,534
France 2.3%
Lafarge SA	21,630	3,766,348
Total SA	71,310	5,302,537

(Cost $7,558,822)		9,068,885
Germany 0.9%
Wacker Chemie AG (Cost $3,186,410)	16,400	3,356,322
Luxembourg 1.4%
ArcelorMittal (Cost $4,084,281)	64,604	5,291,082
Netherlands 3.0%
Royal Dutch Shell PLC "A"	146,186	5,043,492
Royal Dutch Shell PLC "B"	99,796	3,359,148
SBM Offshore NV	110,460	3,562,203

(Cost $13,195,347)		11,964,843
Norway 1.2%
StatoilHydro ASA (ADR) (Cost $3,617,212)	160,940	4,807,278
Russia 1.4%
Gazprom (ADR) (a)	1,485	75,735
Gazprom (ADR) (a)	107,701	5,497,046

(Cost $4,367,815)		5,572,781
Spain 0.4%
Gamesa Corporacion Tecnologica SA (Cost $1,574,916)	33,900	1,546,716
Sweden 0.8%
SSAB Svenskt Stal AB "A" (Cost $3,614,297)	117,000	3,295,709
United Kingdom 8.2%
Anglo American PLC	54,540	3,276,705
BG Group PLC	338,305	7,834,405
BHP Billiton PLC	193,098	5,727,681
BP PLC	666,447	6,748,002
Rio Tinto PLC	84,007	8,722,201

(Cost $22,557,432)		32,308,994

United States 37.6%
Air Products & Chemicals, Inc.	52,420	4,822,640
Alcoa, Inc.	115,800	4,175,748
Apache Corp.	47,660	5,758,281
Archer-Daniels-Midland Co.	34,300	1,411,788
Cameron International Corp.*	64,498	2,685,697
Chevron Corp.	57,600	4,916,736
Cleveland-Cliffs, Inc.	14,900	1,785,318
Commercial Metals Co.	62,335	1,868,180
Dow Chemical Co.	109,500	4,035,075
ExxonMobil Corp.	249,210	21,078,182
First Solar, Inc.*	9,500	2,195,830
Freeport-McMoRan Copper & Gold, Inc.	73,500	7,072,170
Frontier Oil Corp.	65,200	1,777,352
Holly Corp.	43,200	1,875,312
Marathon Oil Corp.	89,500	4,081,200
Martin Marietta Materials, Inc.	16,600	1,762,422
Monsanto Co.	102,264	11,402,436
Nucor Corp.	47,621	3,225,846
Occidental Petroleum Corp.	88,280	6,459,448
Owens-Illinois, Inc.*	59,700	3,368,871
Packaging Corp. of America	83,400	1,862,322
Pactiv Corp.*	100,700	2,639,347
Peabody Energy Corp.	59,024	3,010,224
PPG Industries, Inc.	50,530	3,057,570
Praxair, Inc.	67,100	5,651,833
Schlumberger Ltd.	88,220	7,675,140
Steel Dynamics, Inc.	94,800	3,132,192
TETRA Technologies, Inc.*	95,000	1,504,800
The Mosaic Co.*	27,300	2,800,980
Transocean, Inc.*	28,700	3,880,240
Ultra Petroleum Corp.*	32,300	2,503,250
Valero Energy Corp.	66,000	3,241,260
Weyerhaeuser Co.	62,500	4,065,000
XTO Energy, Inc.	115,550	7,147,923

(Cost $102,969,335)		147,930,613

Total Common Stocks (Cost $219,305,070)		294,696,731
Exchange Traded Funds 1.8%
streetTRACKS Gold Trust* (Cost $3,615,563)	78,373	7,083,352
	Principal Amount ($)	Value ($)

Commodities Linked/Structured Notes 19.7%
Barclays S&P GSCI Structured Note, 144A, 2.603%, 7/8/2008 (b)	15,000,000	20,829,510
Barclays S&P GSCI Structured Note, 144A, 2.603%, 6/30/2008 (b)	10,800,000	14,859,709
Merrill Lynch & Co., Inc. MLCX Structured Note, 144A, 2.709%, 2/23/2009 (c)	16,500,000	17,835,345
UBS S&P GSCI Structured Note, 144A, 2.603%, 12/8/2008 (b)	21,000,000	24,151,470

Total Commodities Linked/Structured Notes (Cost $63,300,000)		77,676,034
Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 2.15% **, 4/17/2008 (d) (Cost $1,009,035)	1,010,000	1,009,462

				Shares	Value ($)

Cash Equivalents 3.8%
Cash Management QP Trust, 2.84% (e) (Cost $14,970,097)				14,970,097	14,970,097
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $302,199,765) †				100.4	395,435,676
Other Assets and Liabilities, Net				(0.4)	(1,506,505)

Net Assets				100.0	393,929,171

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $302,397,329. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $93,038,347. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $102,608,694 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,570,347.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)

Security is linked to the S&P Goldman Sachs Commodity Index (S&P GSCI). The index is a composite of commodity sector returns, representing an unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(c)

Security is linked to the Merrill Lynch Commodity index eXtra (MLCX). The index is a composite of commodity sector returns, representing an unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(d)				At March 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
MLCX: Merrill Lynch Commodity Index
S&P GSCI: S&P Goldman Sachs Commodity Index

At March 31, 2008, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P Goldman Sachs Commodity Index	4/15/2008	63	11,293,019	10,505,250	(787,769)

At March 31, 2008, the DWS Global Commodities Stock Fund, Inc. had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Energy	148,005,639	50.2%
Materials	138,427,328	47.0%
Industrials	5,377,306	1.8%
Financials	1,474,670	0.5%
Consumer Staples	1,411,788	0.5%
Total Common Stocks	294,696,731	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Commodities Stock Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Commodities Stock Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 14, 2008